RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales	$ 7,503	$ 5,634	$ 6,124
Trade receivables	406	322
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	2,030	1,400	1,271
Trade receivables	13	35
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	1,666	1,210	1,233
Trade receivables	92	58
Macsteel | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	521	399	516
Trade receivables	38	17
ArcelorMittal CLN Distribuzione Italia S.r.l. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	472	414	310
Trade receivables	18	0
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	426	240	305
Trade receivables	11	4
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	397	371	367
Trade receivables	35	23
I/N Kote L.P. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	321	346	377
Trade receivables	7	12
Aperam Société Anonyme (Aperam) | Other
Disclosure of transactions between related parties [line items]
Sales	262	189	165
Trade receivables	32	40
ArcelorMittal RZK | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	235	163	148
Trade receivables	15	8
C.L.N. Coils Lamiere Nastri S.p.A. | Associate
Disclosure of transactions between related parties [line items]
Sales	233	203	310
Trade receivables	5	5
Tuper S.A. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	154	13	0
Trade receivables	45	25
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	127	151	181
Trade receivables	4	2
Stalprodukt S.A. | Available-for-sale
Disclosure of transactions between related parties [line items]
Sales	0	31	146
Trade receivables	0	0
Gestampc | Other
Disclosure of transactions between related parties [line items]
Sales	0	26	310
Trade receivables	0	0
Other
Disclosure of transactions between related parties [line items]
Sales	659	478	$ 485
Trade receivables	$ 91	$ 93